UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------

Check here if Amendment: |_|; Amendment Number:
                                                -------------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
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Address: P.O. BOX 306
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         ST. HELENA,  CA 94574
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Tarkenton
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Title: Chief Compliance Officer
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Phone: (707) 963 1231
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Signature, Place, and Date of Signing:

---------------------       ---------------------------      -------------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

28-
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[Repeat as necessary.]

AS OF 06/30/06

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
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Form 13F Information Table Entry Total:        61
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Form 13F Information Table Value Total:     $186,954
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

SYMBOL        CLASS      CUSIP         MARKET VALUE       TOTAL SHARES       12/29/06     PRICE          DISCRETION     VOTING AUTH
------        -----      -----         ------------       ------------       --------     -----          ----------     -----------
ABT           com      00282410          $  4,449             91,330          $ 48.71     ABT equity         sole           none
AMGN          com      03116210          $  1,869             27,362          $ 68.31     AMGN equity        sole           none
AT            com      02003910          $  5,569             92,078          $ 60.48     AT equity          sole           none
AXP           com      02581610          $    231              3,800          $ 60.67     AXP equity         sole           none
BAC           com      06050510          $  2,995             56,098          $ 53.39     BAC equity         sole           none
BDX           com      07588710          $    323              4,600          $ 70.15     BDX equity         sole           none
BF/B          com      11563720          $  5,248             79,232          $ 66.24     BF/B equity        sole           none
BLS           com      07986010          $  1,592             33,802          $ 47.11     BLS equity         sole           none
BMY           com      11012210          $    232              8,800          $ 26.32     BMY equity         sole           none
BNI           com      12189T10          $    524              7,100          $ 73.81     BNI equity         sole           none
BOL           com      07170710          $    203              3,893          $ 52.06     BOL equity         sole           none
BP            com      05562210          $    693             10,332          $ 67.10     BP equity          sole           none
BRE           com      05564E10          $  3,209             49,356          $ 65.02     BRE equity         sole           none
C             com      17296710          $  1,830             32,854          $ 55.70     C equity           sole           none
CAT           com      14912310          $  1,942             31,659          $ 61.33     CAT equity         sole           none
CB            com      17123210          $    301              5,696          $ 52.91     CB equity          sole           none
CBS           com      12485720          $  2,447             78,470          $ 31.18     CBS equity         sole           none
CVX           com      16676410          $  4,756             64,686          $ 73.53     CVX equity         sole           none
D             com      25746U10          $  2,528             30,150          $ 83.84     D equity           sole           none
DE            com      24419910          $    466              4,900          $ 95.07     DE equity          sole           none
DIS           com      25468710          $  4,792            139,817          $ 34.27     DIS equity         sole           none
ED            com      20911510          $    260              5,400          $ 48.07     ED equity          sole           none
EQY           com      29475210          $  2,357             88,400          $ 26.66     EQY equity         sole           none
FE            com      33793210          $  1,822             30,216          $ 60.30     FE equity          sole           none
FLFL          com      32072410          $    834             38,185          $ 21.85     FLFL equity        sole           none
FNM           com      31358610          $    537              9,050          $ 59.39     FNM equity         sole           none
FPL           com      30257110          $  1,488             27,345          $ 54.42     FPL equity         sole           none
GE            com      36960410          $  5,830            156,671          $ 37.21     GE equity          sole           none
IBM           com      45920010          $  4,421             45,505          $ 97.15     IBM equity         sole           none
JNJ           com      47816010          $ 18,318            277,464          $ 66.02     JNJ equity         sole           none
JPM           com      46625H10          $  2,643             54,722          $ 48.30     JPM equity         sole           none
KIM           com      49446R10          $  3,761             83,677          $ 44.95     KIM equity         sole           none
KMB           com      49436810          $  1,160             17,074          $ 67.95     KMB equity         sole           none
KO            com      19121610          $  3,992             82,730          $ 48.25     KO equity          sole           none
LH            com      50540R40          $  2,623             35,695          $ 73.47     LH equity          sole           none
LLY           com      53245710          $  1,519             29,155          $ 52.10     LLY equity         sole           none
MAS           com      57459910          $    616             20,619          $ 29.87     MAS equity         sole           none
MCD           com      58013510          $  1,764             39,800          $ 44.33     MCD equity         sole           none
MMM           com      88579Y10          $  1,043             13,379          $ 77.93     MMM equity         sole           none
MO            com      02209S10          $ 18,199            212,063          $ 85.82     MO equity          sole           none
MS            com      61744644          $    243              2,980          $ 81.43     MS equity          sole           none
NXL           com      64805310          $    225              8,200          $ 27.48     NXL equity         sole           none
OXM           com      69149730          $  6,891            138,785          $ 49.65     OXM equity         sole           none
PEP           com      71344810          $  7,612            121,700          $ 62.55     PEP equity         sole           none
PG            com      74271810          $  1,080             16,810          $ 64.27     PG equity          sole           none
PGN           com      74326310          $  2,689             54,790          $ 49.08     PGN equity         sole           none
PWX           com      74373710          $    195             10,000          $ 19.50     PWX equity         sole           none
SCG           com      80589M10          $  3,639             89,580          $ 40.62     SCG equity         sole           none
SFI           com      45031U10          $    277              5,800          $ 47.82     SFI equity         sole           none
SLE           com      80311110          $  1,763            103,500          $ 17.03     SLE equity         sole           none
STI           com      86791410          $    236              2,800          $ 84.45     STI equity         sole           none
T             com      00206R10          $    429             11,998          $ 35.75     T equity           sole           none
TROW          com      74144T10          $  1,750             39,980          $ 43.77     TROW equity        sole           none
TYC           com      90212410          $    304             10,000          $ 30.40     TYC equity         sole           none
UST           com      90291110          $  3,395             58,337          $ 58.20     UST equity         sole           none
VZ            com      92343V10          $  3,518             94,476          $ 37.24     VZ equity          sole           none
WABC          com      95709010          $  6,632            130,982          $ 50.63     WABC equity        sole           none
WIN           com      97381W10          $  1,332             93,679          $ 14.22     WIN equity         sole           none
WRI           com      94874110          $  4,229             91,723          $ 46.11     WRI equity         sole           none
WYE           com      98302410          $  7,719            151,597          $ 50.92     WYE equity         sole           none
XOM           com      30231G10          $ 13,410            174,996          $ 76.63     XOM equity         sole           none
                                         $186,954